Note 3 - Transactions With Related Parties (Details Textual)			12 Months Ended
	Jan. 25, 2016 USD ($)	May 26, 2014 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Due to Related Parties, Current, Total			$ 14,209,624	$ 7,890,933
Revenue from Related Parties			1,973,643	$ 7,592,784	$ 9,814,000
The Manager [Member]
Management Fee, Per Day, Per Vessel			440
Management Fee, Per Day, Per Vessel, Under Bareboat Charter			$ 125
Vessel Brokerage Commission Percentage			1.25%	1.25%	1.25%
Sales and Purchase Broker Commission Fee, Percentage			1.00%
Due to Related Parties, Current, Total			$ 14,209,624	$ 7,890,933
The Manager [Member] | Brokerage Commission Fees [Member] | Voyage Expenses - Related Party [Member]
Related Party Transaction, Expenses from Transactions with Related Party			1,912,505	1,772,240	$ 1,725,683
The Manager [Member] | Management Fees [Member] | Management Fees - Related Party [Member]
Related Party Transaction, Expenses from Transactions with Related Party			7,205,490	7,346,180	6,452,145
The Manager [Member] | Additional Charge Per Day When Visits Exceed Five Days in Twelve Month Period [Member]
Related Party Transaction, Expenses from Transactions with Related Party			500
The Manager [Member] | Superintendent Fees [Member] | Vessels' Operating Expenses - Related Party [Member]
Related Party Transaction, Expenses from Transactions with Related Party			125,500	172,000	245,000
The Manager [Member] | Commission Fees Incurred and Capitalized to the Cost of Vessels [Member]
Related Party Transaction, Amounts of Transaction			525,978	421,639	1,925,563
The Manager [Member] | Commission Expense Related to the sale and Leaseback of Vessels [Member] | Net Gain on Sale of Vessels [Member]
Related Party Transaction, Expenses from Transactions with Related Party			119,900	13,711	21,177
The Manager [Member] | Reimbursed Compensation [Member] | General and Administrative Expense [Member]
Related Party Transaction, Expenses from Transactions with Related Party			1,127,307	1,114,130	1,077,698
The Manager [Member] | Amounts Paid in Connection to Charter Agreements for the Vessels' Operating Expense [Member] | Vessels' Operating Expenses - Related Party [Member]
Related Party Transaction, Expenses from Transactions with Related Party			675,408	2,969,843	3,932,042
Affiliated Company of the Manager [Member] | Office Space Rent [Member] | General and Administrative Expense [Member]
Related Party Transaction, Expenses from Transactions with Related Party			82,192	72,907	72,753
Emihar Petroleum Inc [Member]
Revenue from Related Parties			1,973,643	7,592,784	9,814,000
Accounts Receivable, Related Parties			0	115,599
Deferred Revenue			0	232,774
Brave [Member] | Vessel Construction Fee Per Vessel [Member]
Related Party Transaction, Amounts of Transaction	$ 490,000	€ 390,000
Brave [Member] | Capitalized Construction Supervision Fees [Member]
Related Party Transaction, Amounts of Transaction				$ 854,022	$ 1,726,265
Brave [Member] | Supervision Fee [Member]
Related Party Transaction, Amounts of Transaction			$ 535,864